Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income

	December 31,
	2011	2010
Accumulated other comprehensive income (loss) at beginning of year:
Long-term investments, net of tax of $6,224, $1,896	$53,239	$17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests	(6,023)	1,122

	$33,075	$(14,578)

Other comprehensive (loss) income for the year:
Changes in fair value of long-term investments	$(42,203)	$39,801
Changes in fair value of other long-term investments	2,738	(9,732)
Currency translation adjustments	(1,368)	29,054
Noncontrolling interests (Note 21)	2,081	(7,145)
Less: reclassification adjustments for (gains) losses recorded in earnings:
Investments:
Other than temporary impairment charges	—	3

Other comprehensive (loss) income, before tax	(38,752)	51,981
Income tax recovery (expense)	3,377	(4,328)

Other comprehensive (loss) income, net of tax	$(35,375)	$47,653

Accumulated other comprehensive (loss) income at end of year:
Long-term investments, net of tax of $2,847, $6,224	$14,413	$53,239
Other long-term investments, net of tax of $nil, $nil	(34,442)	(37,180)
Currency translation adjustment, net of tax of $nil, $nil	21,671	23,039
Noncontrolling interests	(3,942)	(6,023)

	$(2,300)	$33,075